Lease - Summary of Future Minimum Rental Payments For Operating Leases (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases, Operating [Abstract]
1 year (Including 1 year)	¥ 40,321,257	$ 6,327,285	¥ 35,896,070
1 year to 2 years (Including 2 years)	28,953,101	4,543,373	18,750,779
2 years to 3 years (Including 3 years)	27,307,080	4,285,077	13,526,508
3 years to 4 years (Including 4 years)	26,593,652	4,173,124	12,723,937
4 years to 5 years (Including 5 years)	22,452,011	3,523,211	12,379,967
Over 5 years	108,101,711	16,963,517	36,974,959
Total	253,728,812	39,815,587	130,252,220
Less: imputed interest	47,458,135	7,447,217	26,252,614
Present value of lease liabilities	¥ 206,270,677	$ 32,368,370	¥ 103,999,606